Note 6 - Property, Plant and Equipment (Details) - Property, Plant and Equipment, Net In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Building [Member] CNY	Dec. 31, 2012 Building [Member] CNY	Dec. 31, 2013 Furniture and Fixtures [Member] CNY	Dec. 31, 2012 Furniture and Fixtures [Member] CNY	Dec. 31, 2013 Automobiles [Member] CNY	Dec. 31, 2012 Automobiles [Member] CNY	Dec. 31, 2013 Leasehold Improvements [Member] CNY	Dec. 31, 2012 Leasehold Improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment		188,267	185,754	11,346	11,346	127,849	125,294	40,039	40,041	9,033	9,073
Less: Accumulated depreciation		(118,705)	(90,833)
Property, plant and equipment, net	$ 11,491	69,562	94,921